Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes

Note 16. Income Taxes

Net deferred income tax assets consist of the following components as of December 31, 2020 and 2019:

	2020	2019
Deferred tax assets (liabilities):
Net operating loss carryforwards	$20,898	$15,239
Tax credit carryforwards	1,341	1,341
Reserves	456	308
Share-based compensation	172	308
Depreciation and amortization	(54)	(16)
Other	89	91

Total deferred tax assets	22,902	17,271
Less valuation allowance	(22,902)	(17,271)

Net deferred tax assets (liabilities)	$-	$-

The Company utilizes an asset and liability approach for financial accounting and reporting for income taxes. The provision for income taxes is based upon income or loss after adjustment for those permanent items that are not considered in the determination of taxable income. Deferred income taxes represent the tax effects of differences between the financial reporting and tax basis of the Company’s assets and liabilities at the enacted tax rates in effect for the years in which the differences are expected to reverse.

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance when it is more likely than not that some portion or all the deferred tax assets will not be realized. Management makes judgments as to the interpretation of the tax laws that might be challenged upon an audit and cause changes to previous estimates of tax liability. In management’s opinion, adequate provisions for income taxes have been made. If actual taxable income by tax jurisdiction varies from estimates, additional allowances or reversals of reserves may be necessary.

Tax benefits are recognized only for tax positions that are more likely than not to be sustained upon examination by tax authorities. The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement. A liability for “unrecognized tax benefits” is recorded for any tax benefits claimed in the Company’s tax returns that do not meet these recognition and measurement standards. For the years ended December 31, 2020 and 2019, no liability for unrecognized tax benefits was required to be reported.

The Company has provided a full valuation allowance against its net deferred tax assets since realization of any future benefit from deductible temporary differences and net operating loss cannot be sufficiently assured. Management of the Company has evaluated the positive and negative evidence bearing upon the reliability of its deferred tax assets, which are comprised principally of net operating loss carryforwards and research and development credits. Under the applicable accounting standards, management has considered the Company’s history of losses and concluded that it is more likely than not that the Company will not recognize the benefits of federal and state deferred tax assets. During 2020, the Company increased its valuation allowance by $5,564.

The Company has federal and state net operating loss carryforwards of approximately $80,629 and $27,490, respectively. $31,633 of the federal net operating loss carryforward will expire at various dates commencing on 2029 and through 2037 and $48,996 were generated between the years ended December 31, 2018 and 2020 and have an indefinite life. At December 31, 2020, the Company has federal and state tax credits of approximately $953 and $492, respectively. These federal and state tax credits are available to reduce future taxable income and expire at various dates commencing 2026 through 2039. Utilization of the NOLs and tax credit carryforwards may be subject to a substantial annual limitation under Section 382 of the Internal Revenue Code of 1986 due to ownership change limitations that have occurred previously or that could occur in the future. These ownership changes may limit the amount of net operating loss and tax credit carryforwards that can be utilized annually to offset future taxable income and tax, respectively. The Company has not determined whether an ownership change under section 382 has occurred or whether such limitation exists.